VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.5%
Alabama : 1.0%
Alabama Corrections Institution Finance Authority, Series A (RB)
5.25%, 07/01/47 (c) $ 1,000 $ 1,036,952
Alabama Highway Authority Special Obligation (RB) (AG)
5.00%, 09/01/45 (c) 1,000 1,063,083
City of Huntsville, Alabama Scholl, Series D (GO)
5.00%, 03/01/53 (c) 1,000 1,024,817
County of Jefferson, Alabama Sewer (RB)
5.25%, 10/01/49 (c) 2,500 2,581,750
Gadsden Alabama, Series A (GO) (BAM)
5.00%, 10/01/50 (c) 750 777,434
6,484,036
Arizona : 1.5%
Arizona Industrial Development Authority Student Housing, North Carolina Central University Project,
Series A (RB) (BAM)
4.00%, 06/01/44 (c) 500 469,796
City of Mesa, Arizona Utility Systems (RB) (AG)
4.50%, 07/01/49 (c) 2,000 1,981,061
City of Phoenix Civic Improvement Corp., Series A (RB)
4.00%, 07/01/44 (c) 1,000 958,672
City of Tempe, Arizona, Series A (GO)
5.00%, 07/01/45 (c) 530 567,256
Pima County, Industrial Development Authority, Tucson Medical Center, Series A (RB)
4.00%, 04/01/46 (c) 750 652,934
Salt River Project Agricultural Improvement & Power District, Electric Project, Series A (RB)
5.00%, 01/01/47 (c) 1,000 1,037,646
5.00%, 01/01/50 (c) 1,000 1,028,928
Salt River Project Agricultural Improvement & Power District, Electric Project, Series C (RB)
5.25%, 01/01/55 (c) 3,500 3,679,819
10,376,112
Arkansas : 0.6%
Arkansas Development Finance Authority Revolving Loan Fund (RB)
5.00%, 06/01/46 (c) 1,000 1,058,185
City of Springdale, Arkansas Sales and Use Tax, Series B (RB) (BAM)
4.25%, 08/01/53 (c) 1,000 923,173
University of Arkansas (RB)
5.00%, 12/01/45 (c) 1,850 1,916,545
3,897,903
California : 14.0%
Airport Commission of the City and County of San Francisco, International Airport, Series B (RB)
5.00%, 05/01/46 (c) 1,000 1,066,819
Airport Commission of the City and County of San Francisco, International Airport, Series E (RB)
5.00%, 05/01/48 (c) 995 1,006,198
Airport Commission of the City and County of San Francisco, International Airport, Series F (RB)
5.00%, 05/01/50 (c) 1,000 1,016,646
Alameda County, Pleasanton United School District (GO)
4.00%, 08/01/52 (c) 1,500 1,376,529
California County Tobacco Securitization Agency, Series A (RB)
4.00%, 06/01/49 (c) 850 753,562
California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
5.25%, 12/01/43 (c) 825 864,037
5.25%, 12/01/44 (c) 500 522,336
California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A (RB)
3.00%, 08/15/51 (c) 1,000 724,604
California Health Facilities Financing Authority, City of Hope (RB)
5.00%, 11/15/49 (c) 750 750,485
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB)
5.25%, 12/01/49 (c) 1,500 1,574,578

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB)
4.00%, 04/01/45 (c) $ 1,000 $ 928,481
4.00%, 04/01/49 (c) 1,930 1,719,000
5.00%, 12/01/45 (c) 1,000 1,049,778
California Health Facilities Financing Authority, Kaiser Permanente, Series A (RB)
4.00%, 11/01/44 (c) 1,000 935,200
4.00%, 11/01/51 (c) 1,000 896,773
California Health Facilities Financing Authority, Pin Health, Series A (RB)
4.00%, 06/01/50 (c) 750 651,596
California Infrastructure & Economic Development Bank (RB)
5.00%, 05/15/47 (c) 500 507,377
California Municipal Finance Authority, Series A (RB)
5.00%, 04/01/49 (c) 750 757,157
California State Public Works Board, May Lee Satet Office Complex, Series A (RB)
5.00%, 04/01/44 (c) 1,045 1,113,750
5.00%, 04/01/49 (c) 1,500 1,560,953
California State Public Works Board, Various Capital Project, Series C (RB)
5.00%, 11/01/45 (c) 2,130 2,286,631
5.00%, 11/01/47 (c) 1,000 1,060,734
California Statewide Communities Development Authority, Adventist Health System, Series A (RB)
5.00%, 03/01/48 (c) 1,000 1,003,171
California Statewide Communities Development Authority, Front Porch Communities and Services,
Series A (RB)
3.00%, 04/01/51 (c) 1,000 698,937
California Statewide Communities Development Authority, Montage Health, Series A (RB)
4.00%, 06/01/46 (c) 1,055 1,016,412
Chabot-Las Positas Community College District, Series C (GO)
5.25%, 08/01/48 (c) 1,000 1,061,243
Chaffey Joint Union High School District, Series C (GO)
5.25%, 08/01/47 (c) 500 502,931
Chaffey Joint Union High School District, Series G (GO)
5.25%, 08/01/52 (c) 1,000 1,044,589
City and County of San Francisco, Multiple Capital Improvement Project, Series R-1 (CP)
4.00%, 04/01/45 (c) 1,000 977,029
City and County of San Francisco, Public Utilities Commission Water, Series D (RB)
3.00%, 11/01/50 (c) 500 370,656
City of Los Angeles, Department of Airports, Series D (RB)
4.00%, 05/15/48 (c) 750 712,305
5.25%, 05/15/51 (c) 3,000 3,180,643
City of Los Angeles, Department of Airports, Series E (RB)
5.25%, 05/15/55 (c) 1,000 1,054,477
City of Los Angeles, Department of Water and Power, Series C (RB) (BAM)
5.00%, 07/01/44 (c) 2,000 2,106,609
County of Bernardino, Raito Unified School District (GO) (BAM)
5.00%, 08/01/52 (c) 1,000 1,032,677
Department of Water and Power of the City of Los Angeles, Water System, Series C (RB)
5.00%, 07/01/52 (c) 2,000 2,020,729
East Bay Municipal Utility District, Series A (RB)
5.00%, 06/01/51 (c) 1,000 1,061,785
5.00%, 06/01/56 (c) 1,500 1,570,565
East Bay Municipal Utility District, Water System, Series A (RB)
4.00%, 06/01/45 (c) 1,210 1,169,604
El Dorado Irrigation District, Series A (CP) (AG)
4.00%, 03/01/45 (c) 630 607,680
Fremont Union High School District, Series A (GO)
4.00%, 08/01/46 (c) 500 482,725
Glendale Community College District, Series B (GO)
3.00%, 08/01/47 (c) 325 246,694

Par
(000’s) Value
California (continued)
Los Angeles County Public Works Financing Authority, Series H (RB)
5.50%, 12/01/49 (c) $ 1,000 $ 1,090,555
Los Angeles County Public Works Financing Authority, Series J (RB)
5.00%, 12/01/45 (c) 500 539,465
5.50%, 12/01/54 (c) 1,000 1,085,738
Los Angeles Department of International Airports, Governmental Purpose, Series D (RB)
5.25%, 05/15/48 (c) 1,000 1,071,894
Los Angeles Department of Water and Power, Series A (RB)
5.00%, 07/01/49 (c) 800 816,866
Los Angeles Department of Water and Power, Series A (RB) (BAM)
5.00%, 07/01/55 (c) 500 507,470
5.25%, 07/01/44 (c) 1,200 1,283,734
5.25%, 07/01/45 (c) 415 442,621
Los Angeles Department of Water and Power, Series B (RB)
5.25%, 07/01/53 (c) 500 512,590
Los Angeles Department of Water and Power, Series C (RB)
5.00%, 07/01/45 (c) 2,500 2,615,477
Los Angeles Department of Water and Power, Series D (RB)
5.00%, 07/01/47 (c) 500 511,017
5.00%, 07/01/52 (c) 750 757,773
Los Angeles Department of Water and Power, Series E (RB)
5.00%, 07/01/53 (c) 1,000 1,011,109
Los Angeles Unified School District, Unlimited AD Valorem Property Tax, Series QRR (GO)
4.00%, 07/01/49 (c) 750 693,680
5.25%, 07/01/47 (c) 1,000 1,060,194
Metropolitan Water District of Southern California, Series A (RB)
5.00%, 04/01/48 (c) 1,500 1,579,141
5.00%, 04/01/53 (c) 1,000 1,041,043
Oakland Unified School District, Alameda County Election, Series A (GO) (BAM)
4.00%, 08/01/46 (c) 1,000 948,357
Regents of University of California, Medical Center Pooled, Series P (RB)
4.00%, 05/15/53 (c) 500 457,228
Riverside Community College District, Riverside County, Series A (GO)
4.00%, 08/01/54 (c) 1,000 917,866
Sacramento Area Flood Control Agency, Series A (SA)
5.00%, 10/01/47 (c) 1,500 1,505,814
Sacramento City Unified School District, Series G (GO) (AG)
4.00%, 08/01/49 (c) 500 450,512
San Diego Community College District, Series A-1 (GO)
5.00%, 08/01/55 (c) 1,000 1,051,639
San Diego County Regional Airport Authority, Series A (RB)
5.00%, 07/01/44 (c) 750 771,765
San Diego Public Facilities Financing Authority, Series A (RB)
5.25%, 08/01/48 (c) 1,000 1,065,604
San Diego Unified School District, Series I (GO)
4.00%, 07/01/47 (c) 595 569,761
San Diego, California Unified School District, Series C-3 (GO)
5.00%, 07/01/50 (c) 2,000 2,112,148
San Francisco Bay Area Rapid Transit District, Series B-1 (GO)
3.00%, 08/01/49 (c) 600 445,719
San Francisco Bay Area Rapid Transit District, Series C-1 (GO)
4.00%, 08/01/45 (c) 610 578,584
San Francisco City and County, International Airport, Series B (RB)
4.00%, 05/01/52 (c) 500 465,280
5.00%, 05/01/47 (c) 700 703,763
5.00%, 05/01/49 (c) 500 520,500
5.00%, 05/01/52 (c) 1,000 1,026,741

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
San Francisco City and County, Public Utilities Commission Wastewater, Series A (RB)
4.00%, 10/01/48 (c) $ 885 $ 849,797
San Mateo County Community College District, Series B (GO)
5.00%, 09/01/45 (c) 820 842,981
San Mateo Foster City Public Financing Authority, Clean Water Program (RB) (SAW)
4.00%, 08/01/44 (c) 500 481,103
Saugus Union School District School Facilities Improvement District No.1, Series C (GO)
2.38%, 08/01/44 (c) 1,000 712,957
Southern California Public Power Authority, Southern Transmission System (RB)
5.25%, 07/01/53 (c) 500 518,781
Southwestern Community College District, Series A (GO)
4.00%, 08/01/47 (c) 750 714,141
State of California (GO)
5.00%, 08/01/45 (c) 750 809,239
State of California, Various Purpose (GO)
3.00%, 12/01/43 (c) 400 330,578
3.00%, 11/01/50 (c) 1,710 1,297,303
3.62%, 10/01/47 (c) 645 569,803
4.00%, 10/01/44 (c) 500 485,262
4.12%, 03/01/49 (c) 1,000 974,955
5.00%, 12/01/46 (c) 610 637,980
5.00%, 11/01/47 (c) 515 524,113
5.00%, 09/01/48 (c) 2,000 2,109,593
5.00%, 10/01/48 (c) 935 959,599
5.00%, 04/01/49 (c) 1,000 1,028,537
The Regents of the University of California, Series CC (RB)
5.00%, 05/15/53 (c) 750 784,198
University of California, Series BK (RB)
5.00%, 05/15/52 (c) 2,000 2,073,402
University of California, Series O (RB)
5.00%, 05/15/58 (c) 1,000 1,011,926
University of California, Series Q (RB)
5.00%, 05/15/46 (c) 500 518,935
Ventura Unified School District, Series A (GO)
4.00%, 08/01/52 (c) 500 455,848
West Contra Costa Unified School District, Series B (GO) (BAM)
5.00%, 08/01/49 (c) 1,000 1,042,167
94,989,531
Colorado : 2.3%
Arapahoe County, Cherry Creek Colorado School District No. 5 (GO) (SAW)
5.25%, 12/15/43 (c) 1,000 1,094,749
Board of Governors of Colorado State University System, Series C (RB)
4.00%, 03/01/47 (c) 1,050 944,583
Canyons Metropolitan District No. 5, Limited Tax, Series A (GO) (BAM)
5.00%, 12/01/49 (c) 1,000 1,009,969
City of Colorado Springs, Utilities System, Series C (RB)
5.00%, 11/15/50 (c) 600 610,866
City of Westminster, Colorado Water & Wastewater Utility (RB)
5.00%, 12/01/54 (c) 1,000 1,024,297
Colorado Bridge & Tunnel Enterprise, Series A (RB) (AG)
5.25%, 12/01/54 (c) 2,000 2,089,821
Colorado Bridge and Tunnel, Enterprise Infrastructure, Series A (RB) (AG)
5.25%, 12/01/49 (c) 500 528,845
Colorado Health Facilities Authority, CommonSpirit Health, Series A (RB)
3.25%, 08/01/49 (c) 500 364,725
5.50%, 11/01/47 (c) 1,000 1,049,138
Colorado Health Facilities Authority, Sanford, Series A (RB)
5.00%, 11/01/44 (c) 500 509,246

Par
(000’s) Value
Colorado (continued)
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB)
5.00%, 12/31/51 (c) $ 250 $ 242,141
Metro Water Recovery, Series A (RB)
5.00%, 04/01/51 (c) 1,680 1,745,856
Park Creek Metropolitan District (RB) (AG)
5.00%, 12/01/43 (c) 1,250 1,304,443
5.00%, 12/01/44 (c) 1,000 1,040,302
Weld County School District No. 5J (GO) (SAW)
4.00%, 12/01/45 (c) 1,000 971,718
Weld County School District No. 6 (GO) (SAW)
4.00%, 12/01/45 (c) 800 776,344
15,307,043
Connecticut : 0.4%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series A (RB)
4.60%, 11/15/49 (c) 1,000 961,560
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB)
5.00%, 12/01/45 (c) 750 750,627
State of Connecticut, Series A (GO)
5.00%, 03/15/45 (c) 1,000 1,061,890
2,774,077
Delaware : 0.5%
Delaware Health Facilities Authority, Christiana Care Health System (RB)
5.25%, 10/01/51 (c) 2,000 2,087,871
Delaware State Health Facilities Authority, Christiana Care Health System, Series A (RB)
4.00%, 10/01/49 (c) 1,115 997,663
3,085,534
District of Columbia : 1.3%
District of Columbia, Children's Hospital (RB)
5.00%, 07/15/44 (c) 500 500,303
District of Columbia, Income Tax, Series A (RB)
5.25%, 06/01/50 (c) 2,000 2,110,971
District of Columbia, Income Tax, Series C (RB)
4.00%, 05/01/45 (c) 805 753,809
District of Columbia, Series A (RB)
2.62%, 03/01/45 (c) 575 418,892
Metropolitan Washington Airports Authority, Dulles Toll Road, Dulles Metrorail and Capital
Improvements Projects, Series A (RB) (AG)
4.00%, 10/01/52 (c) 1,000 862,576
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB) (BAM)
4.00%, 10/01/49 (c) 2,285 2,012,402
Washington Metropolitan Area Transit Authority, Series A (RB)
4.00%, 07/15/46 (c) 1,000 931,556
5.00%, 07/15/48 (c) 1,000 1,027,367
8,617,876
Florida : 4.7%
Board of Governors of the State of Florida, Florida International University, Series A (RB) (BAM)
4.38%, 07/01/49 (c) 1,000 959,162
5.00%, 07/01/53 (c) 1,000 1,015,710
Brevard County, Florida Health Facilities Authority, Series A (RB)
5.00%, 04/01/52 (c) 1,055 1,052,597
Broward County, Florida Port Facilities, Series A (RB)
5.00%, 09/01/49 (c) 500 505,481
City of Cape Coral, Florida Water and Sewer (RB) (BAM)
5.25%, 10/01/53 (c) 1,000 1,042,906
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation (RB)
4.00%, 11/01/45 (c) 1,000 883,387
5.00%, 11/01/50 (c) 1,000 1,000,018

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
City of Tampa, Florida Water & Wastewater System, Series A (RB) (BAM)
5.00%, 10/01/47 (c) $ 500 $ 522,277
County of Broward, Florida Tourist Development, Convention Center Expansion Project (RB)
4.00%, 09/01/47 (c) 1,000 915,261
4.00%, 09/01/51 (c) 1,010 898,650
County of Miami-Dade, Florida Professional Sports Franchise Facilities, Series A (RB) (AG)
0.00%, 10/01/45 ^ 2,000 790,021
County of Miami-Dade, Florida Seaport, Series A (RB) (AG)
4.00%, 10/01/49 (c) 2,000 1,820,159
County of Miami-Dade, Florida Water and Sewer System (RB)
4.00%, 10/01/48 (c) 1,000 897,076
County of Miami-Dade, Health Facilities Authority Hospital, Nicklaus Children’s Hospital Project, Series
A (RB)
4.00%, 08/01/51 (c) 500 432,009
County of Palm Beach, Health Facilities Authority, Lifespace Communities, Inc., Series B (RB)
4.00%, 05/15/53 (c) 330 260,797
County of Saint Luce, School Board, Series A (CP) (AG)
5.00%, 07/01/48 (c) 1,000 1,019,089
County of Sarasota, Florida Utility System, Series A (RB)
5.00%, 10/01/50 (c) 500 508,532
Florida Atlantic University Finance Corp. (RB)
5.00%, 07/01/49 (c) 500 506,654
Florida Higher Educational Facilities Financial Authority, Rollins College Project, Series A (RB)
4.00%, 12/01/50 (c) 750 640,327
Florida Housing Finance Corp. (RB)
4.90%, 07/01/45 (c) 1,495 1,524,441
6.25%, 07/01/56 (c) 1,370 1,502,598
Florida Housing Finance Corp., Homeowner Mortgage (RB)
6.25%, 01/01/55 (c) 920 996,432
Fort Pierce Utilities Authority, Series A (RB) (AG)
4.00%, 10/01/52 (c) 1,000 871,540
Halifax Hospital Medical Center (RB)
4.00%, 06/01/46 (c) 525 448,952
Hillsborough County, Florida Capital Improvement Non-Ad Valorem (RB)
2.25%, 08/01/51 (c) 500 296,998
Hillsborough County, Industrial Development Authority Health System, Series C (RB)
5.50%, 11/15/54 (c) 1,000 1,058,270
Jea Water and Sewer System, Series A (RB)
5.25%, 10/01/49 (c) 1,000 1,051,310
Miami-Dade County, Florida Water and Sewer System, Series A (RB)
5.00%, 10/01/55 (c) 2,750 2,816,520
North Broward Hospital District, Broward Health, Series B (RB)
5.00%, 01/01/48 (c) 1,000 1,003,731
Orange County Health Facilities Authority, Orlando Health, Series A (RB)
4.50%, 10/01/56 (c) 750 708,096
5.25%, 10/01/56 (c) 1,000 1,023,378
Palm Beach County, Health Facilities Authority, Baptist Health (RB) (SBG)
3.00%, 08/15/44 (c) 1,000 787,942
School District of Miami-Dade County, Florida (GO)
4.00%, 03/15/47 (c) 2,000 1,808,267
South Broward Hospital District, Series A (RB)
3.00%, 05/01/46 (c) 750 571,095
32,139,683
Georgia : 2.4%
Brookhaven Development Authority, Children’s Healthcare of Atlanta, Inc., Series A (RB)
4.00%, 07/01/44 (c) 660 625,150
Burke County Development Authority, Series C (RB) (SAW)
4.12%, 11/01/45 (c) 1,000 940,827

Par
(000’s) Value
Georgia (continued)
City of Atlanta, Water and Wastewater (RB)
5.00%, 11/01/45 (c) $ 1,000 $ 1,072,174
County of Burke, Development Authority, Series D (RB)
4.12%, 11/01/45 (c) 260 243,982
Fayette County Development Authority, Soccer Federation, Inc. Project (RB)
5.25%, 10/01/54 (c) 1,250 1,266,460
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB)
4.00%, 02/15/45 (c) 1,295 1,177,942
Georgia Housing & Finance Authority (RB)
5.12%, 12/01/45 (c) 2,000 2,045,255
Georgia State Housing & Finance Authority, Series A (RB)
4.70%, 12/01/55 (c) 1,000 963,587
Georgia State Road and Tollway Authority, Managed Lane System, Series A (RB)
3.00%, 07/15/51 (c) 500 370,690
Macon Water Authority (RB)
5.00%, 10/01/54 (c) 500 511,740
Main Street Natural Gas, Inc., Series C (RB)
5.00%, 05/15/49 990 980,724
Metropolitan Atlanta Rapid Transit Authority Sales Tax,  Series A (RB)
3.00%, 07/01/47 (c) 1,000 745,914
Metropolitan Atlanta Rapid Transit Authority, Series A (RB)
5.00%, 07/01/55 (c) 1,750 1,809,209
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Series A (RB)
4.50%, 07/01/63 (c) 500 460,867
5.00%, 01/01/49 (c) 1,000 998,719
Municipal Electric Authority of Georgia, Project, Series A (RB) (BAM)
5.25%, 01/01/54 (c) 1,000 1,036,571
Municipal Electric Authority of Georgia, Series A (RB)
5.00%, 01/01/63 (c) 500 488,156
5.25%, 01/01/49 (c) 500 518,311
16,256,278
Hawaii : 0.2%
City and County of Honolulu, Wastewater System, Series A (RB)
5.25%, 07/01/54 (c) 1,000 1,045,414
Underline
Idaho : 0.1%
Idaho Housing and Finance Association, Single Family Mortgage, Series A (RB)
4.60%, 01/01/49 (c) 655 638,702
Underline
Illinois : 3.4%
Chicago Midway International Airport, Series B (RB)
5.00%, 01/01/45 (c) 1,000 1,041,183
City of Chicago, Second Lien Water Project, Series A (RB) (AG)
5.25%, 11/01/53 (c) 500 515,078
City of Chicago, Series A (GO)
5.00%, 01/01/44 (c) 1,000 954,785
5.00%, 01/01/44 (c) 750 716,088
City of Chicago, Wastewater Transmission Project, Series A (RB) (AG)
5.25%, 01/01/53 (c) 500 515,420
5.50%, 01/01/62 (c) 1,550 1,604,414
City of Chicago, Water, Series A (RB) (BAM)
5.25%, 11/01/61 (c) 520 538,274
Illinois Finance Authority, OSF Healthcare System, Series A (RB)
5.00%, 11/15/45 (c) 500 492,986
Illinois Finance Authority, The University of Chicago, Series A (RB)
5.25%, 05/15/54 (c) 760 780,092
Illinois Housing Development Authority, Series A (RB)
4.75%, 10/01/49 (c) 440 435,358

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
Illinois Housing Development Authority, Series G (RB)
5.00%, 10/01/46 (c) $ 740 $ 744,892
Illinois Housing Development Authority, Series K (RB) (FNMA/GNMA/FHLMC COLL)
5.35%, 04/01/47 (c) 755 775,679
Illinois State Toll Highway Authority, Series A (RB)
4.00%, 01/01/44 (c) 1,005 958,175
4.00%, 01/01/46 (c) 1,000 936,717
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
4.00%, 12/15/47 (c) 1,500 1,306,890
Metropolitan Water Reclamation District of Greater Chicago, Series A (GO)
4.00%, 12/01/46 (c) 1,500 1,379,513
4.00%, 12/01/51 (c) 890 782,527
Sales Tax Securitization Corp., Series A (RB)
4.00%, 01/01/48 (c) 1,000 868,590
Sales Tax Securitization Corp., Series A (RB) (BAM)
4.00%, 01/01/48 (c) 1,000 884,217
St. Clair County Community Unit School District No. 187, Series A (RB) (AG)
5.00%, 01/01/54 (c) 1,000 995,512
State of Illinois (GO) (AG)
5.75%, 05/01/45 (c) 750 785,378
State of Illinois, Series A (GO)
5.00%, 03/01/46 (c) 1,250 1,266,208
State of Illinois, Series B (GO)
5.25%, 05/01/49 (c) 500 510,630
State of Illinois, Series C (GO)
4.00%, 11/01/44 (c) 900 816,367
The Illinois State Toll Highway Authority Toll Highway Senior, Series A (RB)
5.00%, 01/01/47 (c) 2,000 2,089,154
22,694,127
Indiana : 0.9%
Fishers Town Hall Building Corp., Series A (RB)
5.62%, 07/15/48 (c) 500 533,325
Indiana Finance Authority, Series C (RB)
5.00%, 02/01/45 (c) 1,500 1,590,695
Indiana Housing and Community Development Authority, Single Family Mortgage, Series B-1 (RB)
4.75%, 07/01/49 (c) 500 494,800
Indiana Housing and Community Development Authority, Single Family Mortgage, Series C-1 (RB)
4.95%, 07/01/50 (c) 750 743,290
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A (RB)
5.00%, 02/01/49 (c) 500 507,787
5.00%, 02/01/54 (c) 1,000 1,011,101
Indianapolis Local Public Improvement Bond Bank, Indiana Convention Center Hotel, Series F-1 (RB)
(BAM)
5.00%, 03/01/53 (c) 1,000 1,020,260
5,901,258
Iowa : 0.2%
Iowa Finance Authority, Series A (RB)
5.00%, 08/01/49 (c) 530 542,519
Iowa Finance Authority, Single Family Mortgage, Series C (RB)
4.65%, 07/01/49 (c) 1,000 970,321
1,512,840
Kansas : 0.5%
Unified School District No. 233, Johnson County, Kansas, Series A (GO) (BAM)
5.00%, 09/01/46 (c) 1,000 1,052,696
University of Kansas Hospital Authority, University of Kansas Health System, Series A (RB)
5.50%, 03/01/54 (c) 1,000 1,061,085

Par
(000’s) Value
Kansas (continued)
Wyandotte County, Unified School District No. 500 (GO) (BAM)
5.25%, 09/01/55 (c) $ 1,000 $ 1,027,672
3,141,453
Kentucky : 0.2%
Kentucky Bond Development Corp., Lexington Center Corp. Project (RB)
4.00%, 09/01/48 (c) 1,225 1,077,835
Kentucky State Property & Building Commission, Project No. 131, Series A (RB)
5.00%, 10/01/44 (c) 500 528,648
1,606,483
Louisiana : 0.3%
City of Shreveport, Louisiana Water and Sewer, Series B (RB) (AG)
4.00%, 12/01/49 (c) 700 612,776
Louisiana Stadium and Exposition District, Series A (RB)
5.25%, 07/01/53 (c) 1,500 1,532,390
2,145,166
Maine : 0.3%
Maine Health & Higher Educational Facilities Authority, Series B (RB)
5.25%, 10/01/54 (c) 1,000 1,030,003
Maine Turnpike Authority (RB)
4.00%, 07/01/50 (c) 750 670,261
1,700,264
Maryland : 1.5%
County of Baltimore, Metropolitan District (GO)
5.00%, 03/01/49 (c) 1,000 1,034,533
Maryland Community Development Administration, Villages at Marley Station, Series D-1 (RB)
4.35%, 02/01/44 1,000 953,161
Maryland Economic Development Corp. (RB)
5.00%, 06/01/48 (c) 1,500 1,547,506
Maryland Health and Higher Educational Facilities Authority, Adventist Healthcare, Series B (RB)
4.00%, 01/01/51 (c) 500 416,065
Maryland Health and Higher Educational Facilities Authority, Greater Baltimore Medical Center, Series
A (RB)
3.00%, 07/01/46 (c) 500 382,669
Maryland Health and Higher Educational Facilities Authority, Series A (RB)
5.25%, 07/01/52 (c) 750 773,524
Maryland Stadium Authority, Built to Learn, Series A (RB)
4.00%, 06/01/52 (c) 1,000 897,850
Montgomery County, Trinity Health Credit Group, Series MD (RB)
5.00%, 12/01/44 (c) 1,000 1,000,914
Washington Suburban Sanitary District, Maryland (RB)
4.25%, 06/01/48 (c) 2,555 2,477,265
4.38%, 06/01/51 (c) 1,000 970,513
10,454,000
Massachusetts : 5.0%
Commonwealth of Massachusetts (GO)
5.00%, 07/01/48 (c) 2,000 2,045,544
5.00%, 08/01/50 (c) 2,750 2,847,201
Commonwealth of Massachusetts Transportation, Series A (RB)
3.00%, 06/01/50 (c) 800 591,393
5.00%, 06/01/45 (c) 2,500 2,673,109
5.00%, 06/01/55 (c) 1,000 1,024,928
Commonwealth of Massachusetts Transportation, Series B (RB)
5.00%, 06/01/52 (c) 2,000 2,042,854
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/45 (c) 1,000 1,012,618
5.00%, 01/01/49 (c) 1,000 1,012,193
5.00%, 01/01/49 (c) 500 516,248
5.00%, 04/01/50 (c) 750 775,662

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
5.00%, 04/01/55 (c) $ 1,100 $ 1,128,578
Commonwealth of Massachusetts, Series B (GO)
2.12%, 04/01/51 (c) 1,300 757,892
5.00%, 11/01/52 (c) 1,190 1,213,834
Commonwealth of Massachusetts, Series C (GO)
3.00%, 03/01/48 (c) 360 273,575
Commonwealth of Massachusetts, Series D (GO)
5.00%, 07/01/45 (c) 750 773,914
Commonwealth of Massachusetts, Series E (GO)
5.00%, 11/01/45 (c) 605 626,022
5.00%, 11/01/50 (c) 1,000 1,020,317
5.00%, 08/01/54 (c) 3,000 3,075,464
Massachusetts Bay Transportation Authority, Sales Tax, Series A (RB)
4.00%, 07/01/51 (c) 800 711,323
4.00%, 07/01/53 (c) 1,000 881,396
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series J (RB)
5.00%, 07/01/53 (c) 1,500 1,474,181
Massachusetts Development Finance Agency, Boston Medical Center, Series D (RB)
5.00%, 07/01/44 (c) 500 499,963
Massachusetts Development Finance Agency, Boston University, Series FF (RB)
5.00%, 10/01/48 (c) 1,105 1,145,437
Massachusetts Development Finance Agency, Lasell Village, Inc. (RB)
5.25%, 07/01/55 (c) 895 903,158
Massachusetts Development Finance Agency, Series N (RB) (AG)
5.00%, 07/01/50 (c) 2,000 2,051,227
Massachusetts Port Authority, Series B (RB) (SBG)
5.00%, 07/01/44 (c) 305 313,767
Massachusetts School Building Authority, Sales Tax, Series A (RB)
5.00%, 08/15/50 (c) 750 761,540
5.25%, 02/15/50 (c) 1,800 1,895,095
34,048,433
Michigan : 2.0%
Great Lakes Water Authority, Water Supply System, Second Lien, Series C (RB)
5.25%, 07/01/55 (c) 1,000 1,041,287
Lansing Board of Water and Light, Michigan Utility System, Series A (RB)
5.00%, 07/01/49 (c) 1,000 1,023,223
Michigan Fin Auth Rev Hosp Ref Bds Trinity Hlth Credit Group, Series A (RB)
5.00%, 12/01/42 (c) 20 20,593
Michigan Finance Authority, Beaumont Health, Series A (RB)
5.00%, 11/01/44 (c) 1,000 999,995
Michigan Finance Authority, Corewell Health, Series A (RB)
5.00%, 08/15/46 (c) 2,000 2,070,216
Michigan Finance Authority, McLaren Health Care, System A (RB)
4.00%, 02/15/47 (c) 1,000 891,764
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB)
4.00%, 12/01/49 (c) 250 216,136
Michigan Finance Authority, Wayne Criminal (RB) (BAM)
4.00%, 11/01/48 (c) 1,000 913,435
Michigan State Housing Development Authority, Rental Housing, Series A (RB)
3.35%, 10/01/49 (c) 500 390,921
3.60%, 10/01/60 (c) 1,000 779,467
Michigan State University, Board of Trustee, Series B (RB)
5.00%, 02/15/48 (c) 765 778,573
State of Michigan, Trunk Line Fund (RB)
5.00%, 11/15/46 (c) 1,000 1,049,814
State of Michigan, Trunk Line Fund, Series A (RB)
4.00%, 11/15/46 (c) 1,000 915,873

Par
(000’s) Value
Michigan (continued)
Western Michigan University, Series A (RB) (AG)
5.25%, 11/15/49 (c) $ 1,000 $ 1,040,559
5.25%, 11/15/54 (c) 1,500 1,545,260
13,677,116
Minnesota : 0.8%
City of Rochester, Minnesota, Mayo Clinic, Series A (RB)
4.00%, 11/15/44 (c) 1,000 954,066
Duluth Economic Development Authority, Minnesota Health Facilities, Series A (RB)
5.25%, 02/15/58 (c) 1,000 1,002,978
Minneapolis St. Paul Metropolitan Airports Commission, Series A (RB)
5.00%, 01/01/52 (c) 1,000 1,013,196
Minnesota Agricultural and Economic Development Board, Health Care Facilities (RB)
5.25%, 01/01/47 (c) 1,000 1,036,426
Minnesota Housing Finance Agency Residential Housing, Series B (RB)
2.50%, 07/01/51 (c) 530 359,900
Minnesota Housing Finance Agency Residential Housing, Series I (RB)
2.15%, 07/01/45 (c) 890 604,703
Minnesota Housing Finance Agency Residential Housing, Series M (RB)
5.15%, 07/01/45 (c) 445 453,111
5,424,380
Mississippi : 0.1%
Mississippi Home Corp., Single Family Mortgage, Series C (RB)
4.85%, 12/01/54 (c) 1,000 984,201
Underline
Missouri : 0.8%
County of Jackson, Series A (RB)
4.25%, 12/01/53 (c) 1,000 919,707
4.38%, 12/01/58 (c) 1,000 925,210
Health and Educational Facilities Authority of the State of Missouri, The Children's Mercy Hospital,
Series A (RB)
4.00%, 05/15/48 (c) 1,000 881,593
Missouri Housing Development Commission, Single Family Mortgage, Series G (RB)
4.35%, 11/01/44 (c) 495 480,095
Missouri State, Health & Educational Facilities Authority, Mercy Health, Series F (RB)
4.25%, 04/01/55 (c) 1,000 920,955
5.00%, 11/15/45 (c) 1,000 1,000,330
5,127,890
Nebraska : 1.3%
City of Omaha and County of Douglas, Public Building, Series B (GO)
4.00%, 05/01/50 (c) 550 479,270
Nebraska Investment Finance Authority, Single Family Housing, Series A (RB)
4.65%, 09/01/55 (c) 2,000 1,943,189
Nebraska Investment Finance Authority, Single Family Housing, Series D (RB)
4.70%, 09/01/46 (c) 1,000 992,874
Nebraska Investment Finance Authority, Single Family Housing, Series E (RB)
4.80%, 09/01/53 (c) 490 472,110
Omaha Public Power District, Electric System, Series A (RB)
5.00%, 02/01/47 (c) 1,000 1,049,352
5.00%, 02/01/51 (c) 1,000 1,030,912
5.00%, 02/01/56 (c) 1,000 1,020,893
Omaha Public Power District, Series B (RB)
5.00%, 02/01/50 (c) 1,000 1,033,852
University of Nebraska Facilities Corp., Series A (RB)
4.00%, 07/15/59 (c) 750 640,503
4.00%, 07/15/62 (c) 500 425,230
9,088,185

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Nevada : 0.3%
City of Henderson, Utility System, Series A-1 (GO)
4.00%, 06/01/50 (c) $ 675 $ 608,599
Las Vegas Convention and Visitors Authority, Series B (RB)
4.00%, 07/01/49 (c) 1,000 881,024
Las Vegas Valley Water District, Series A (GO)
4.00%, 06/01/46 (c) 250 234,019
1,723,642
New Hampshire : 0.8%
City of Manchester, New Hampshire (RB) (BAM)
5.25%, 07/01/56 (c) 1,000 1,039,654
National Finance Authority Hospital, St. Lukes University Health Network Project, Series B (RB) (AG)
3.00%, 08/15/46 (c) 1,975 1,583,953
National Finance Authority, University of Nevada, Reno, Series A (RB) (BAM)
5.25%, 06/01/51 (c) 1,000 1,028,301
New Hampshire Health and Education Facilities Authority, University System (RB) (BAM)
5.00%, 07/01/56 (c) 2,000 2,024,190
5,676,098
New Jersey : 2.5%
New Jersey Economic Development Authority School Facilities, Series FFF (RB)
4.62%, 06/15/48 (c) 1,000 983,982
New Jersey Educational Facilities Authority, New Jersey Princeton University, Series B (RB)
5.25%, 03/01/54 (c) 1,000 1,045,368
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System (RB)
2.50%, 07/01/51 (c) 490 295,736
New Jersey Housing and Mortgage Finance Agency, Single Family Housing (RB)
4.80%, 10/01/53 (c) 500 483,727
New Jersey Housing and Mortgage Finance Agency, Single Family Housing, Series K (RB)
4.55%, 10/01/44 (c) 1,000 993,665
New Jersey Housing and Mortgage Finance Agency, Single Family Housing, Series M (RB)
5.05%, 10/01/45 (c) 735 749,727
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.00%, 06/15/45 (c) 1,500 1,381,862
4.50%, 06/15/49 (c) 590 574,722
New Jersey Transportation Trust Fund Authority, Series BB (RB)
3.50%, 06/15/46 (c) 365 307,756
4.00%, 06/15/44 (c) 1,500 1,386,839
5.00%, 06/15/46 (c) 1,000 1,033,017
5.25%, 06/15/50 (c) 1,000 1,038,063
New Jersey Transportation Trust Fund Authority, Series CC (RB)
5.25%, 06/15/50 (c) 1,000 1,042,315
New Jersey Turnpike Authority, Series A (RB)
4.00%, 01/01/48 (c) 1,000 944,799
4.00%, 01/01/51 (c) 1,000 926,522
New Jersey Turnpike Authority, Series B (RB)
5.25%, 01/01/49 (c) 1,500 1,584,660
South Jersey Transportation Authority, Transportation System, Series A (RB)
5.00%, 11/01/45 (c) 500 510,469
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/46 (c) 1,715 1,692,861
16,976,090
New Mexico : 0.4%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series C (RB)
4.95%, 09/01/45 (c) 745 758,917
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series F (RB)
3.05%, 07/01/44 (c) 290 237,744
New Mexico Mortgage Finance Authority, Single Family Program, Series C (RB)
5.10%, 09/01/55 (c) 990 998,630

Par
(000’s) Value
New Mexico (continued)
New Mexico Mortgage Finance Authority, Single Family Program, Series I (RB)
5.05%, 09/01/50 (c) $ 990 $ 1,004,630
2,999,921
New York : 20.0%
City of New York, Series A (GO)
4.00%, 08/01/50 (c) 1,000 874,234
City Of New York, Series A (GO)
5.00%, 08/01/45 (c) 1,000 1,053,446
City of New York, Series C (GO)
5.00%, 09/01/48 (c) 4,625 4,754,976
5.25%, 09/01/50 (c) 1,000 1,038,114
City of New York, Series D (GO)
5.00%, 10/01/45 (c) 3,000 3,148,621
City of New York, Series D (GO) (BAM)
4.00%, 03/01/50 (c) 1,000 875,072
City of New York, Series E (GO)
5.25%, 04/01/47 (c) 1,000 1,046,228
City of New York, Series F (GO)
5.00%, 03/01/50 (c) 1,000 1,014,764
City of New York, Series G (GO)
5.25%, 02/01/53 (c) 2,500 2,583,527
5.25%, 02/01/53 (c) 1,000 1,036,322
County of Monroe, Industrial Development Corp., University of Rochester Project, Series A (RB)
4.00%, 07/01/50 (c) 900 820,305
Dormitory Authority of the State of New York, Series D (RB)
4.00%, 02/15/47 (c) 2,000 1,811,475
Dutchess County Local Development Corp., Bard College Project, Series A (RB)
5.00%, 07/01/51 (c) 1,000 967,514
Hudson Yards Infrastructure Corp., Series A (RB) (AG)
4.00%, 02/15/47 (c) 1,000 902,640
Long Island Power Authority, Electric System, Series B (RB)
5.00%, 09/01/45 (c) 1,000 1,000,764
Metropolitan Transportation Authority Dedicated Tax Fund, Series A (RB)
5.00%, 11/15/48 (c) 1,180 1,206,696
Metropolitan Transportation Authority, Series A (RB)
4.00%, 11/15/51 (c) 1,000 870,566
5.25%, 11/15/49 (c) 1,500 1,547,304
Metropolitan Transportation Authority, Series A (RB) (AG)
5.00%, 11/15/44 (c) 715 726,290
Metropolitan Transportation Authority, Series A-1 (RB)
4.00%, 11/15/49 (c) 1,000 855,854
Metropolitan Transportation Authority, Series B-1 (RB)
5.00%, 11/15/51 (c) 500 500,469
Metropolitan Transportation Authority, Series C-1 (RB)
5.25%, 11/15/56 (c) 1,050 1,050,376
Metropolitan Transportation Authority, Series D (RB)
4.00%, 11/15/46 (c) 250 220,324
Monroe County Industrial Development Corp. Rochester Regional Health Project, Series A (RB)
4.00%, 12/01/46 (c) 650 552,925
MTA Hudson Rail Yards Trust, Series A (RB)
5.00%, 11/15/51 (c) 1,000 999,946
5.00%, 11/15/56 (c) 1,085 1,079,160
New York & New Jersey Port Authority (RB)
5.00%, 01/15/55 (c) 1,500 1,542,473
New York City Environmental Facilities, Clean Water and Drinking Water, Series B (RB)
4.00%, 06/15/49 (c) 500 458,273
New York City Housing Development Corp., Housing Impact, Series A (RB)
4.80%, 02/01/53 (c) 500 493,201

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York City Housing Development Corp., Multi-Family Housing, Series A-1 (RB)
4.75%, 11/01/54 (c) $ 1,000 $ 958,970
4.85%, 11/01/53 (c) 1,500 1,488,375
New York City Housing Development Corp., Multi-Family Housing, Series E-1 (RB)
4.85%, 11/01/53 (c) 750 744,188
New York City Housing Development Corp., Multi-Family Housing, Series F-1 (RB)
4.55%, 11/01/54 (c) 3,000 2,856,428
New York City Housing Development Corp., Multi-Family Housing, Series J (RB)
3.05%, 11/01/49 (c) 555 398,221
New York City Municipal Water Finance Authority, Series AA-1 (RB)
5.25%, 06/15/55 (c) 3,000 3,139,531
New York City Municipal Water Finance Authority, Series DD (RB)
4.12%, 06/15/46 (c) 1,000 936,098
New York City Municipal Water Finance Authority, Water and Sewer System, Series AA (RB)
4.00%, 06/15/50 (c) 1,000 899,892
5.00%, 06/15/48 (c) 850 872,754
New York City Municipal Water Finance Authority, Water and Sewer System, Series BB (RB)
4.00%, 06/15/44 (c) 1,500 1,430,414
4.00%, 06/15/45 (c) 2,000 1,907,292
5.00%, 06/15/44 (c) 955 998,070
5.00%, 06/15/49 (c) 1,000 1,019,062
New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB)
3.75%, 06/15/47 (c) 710 607,837
4.00%, 06/15/45 (c) 1,500 1,383,612
5.00%, 06/15/52 (c) 1,000 1,018,744
5.25%, 06/15/54 (c) 1,500 1,562,795
New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB) (FHA)
5.00%, 06/15/51 (c) 500 510,134
New York City Municipal Water Finance Authority, Water and Sewer System, Series DD (RB)
4.12%, 06/15/47 (c) 1,000 930,203
New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB)
5.00%, 06/15/45 (c) 1,000 1,045,915
New York City Transitional Finance Authority Building Aid, Series S-1 (RB) (SAW)
3.00%, 07/15/49 (c) 350 255,718
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
4.38%, 05/01/53 (c) 500 471,726
5.00%, 05/01/45 (c) 2,000 2,107,590
5.25%, 05/01/50 (c) 1,000 1,035,354
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
3.00%, 11/01/47 (c) 1,930 1,439,427
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
5.25%, 05/01/48 (c) 1,000 1,042,587
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 05/01/44 (c) 1,000 937,867
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
5.00%, 05/01/49 (c) 1,085 1,110,915
5.00%, 05/01/50 (c) 1,200 1,225,276
5.25%, 05/01/48 (c) 1,750 1,831,825
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB)
4.00%, 11/01/47 (c) 500 456,640
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
2.25%, 02/01/51 (c) 650 382,642
4.00%, 02/01/44 (c) 1,000 918,415
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB)
4.00%, 02/01/51 (c) 1,000 891,801
5.25%, 02/01/47 (c) 1,000 1,043,880
New York City Transitional Finance Authority, Future Tax Secured, Series I (RB)
5.25%, 11/01/49 (c) 1,000 1,052,616

Par
(000’s) Value
New York (continued)
5.50%, 11/01/54 (c) $ 1,000 $ 1,070,253
New York City Transitional Finance Authority, Series E (RB)
5.00%, 11/01/46 (c) 1,500 1,560,380
New York City Water and Sewer System, Series BB (RB)
4.00%, 06/15/50 (c) 640 575,931
New York City, Series D (GO)
4.00%, 04/01/50 (c) 1,000 879,661
New York City, Series D-1 (GO)
5.00%, 12/01/43 (c) 1,000 1,022,085
New York Liberty Development Corp., 4 World Trade Center Project, Series A (RB) (BAM)
3.00%, 11/15/51 (c) 2,125 1,495,534
New York State Dormitory Authority (RB)
5.00%, 03/15/44 (c) 1,000 1,066,755
5.00%, 03/15/45 (c) 3,000 3,164,247
5.00%, 03/15/45 (c) 1,000 1,060,177
5.00%, 07/01/46 (c) 1,500 1,586,303
5.00%, 03/15/50 (c) 1,785 1,837,391
5.25%, 03/15/46 (c) 1,000 1,068,784
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center, Series 1 (RB)
5.25%, 07/01/54 (c) 2,000 2,106,029
New York State Dormitory Authority, New York University, Series A (RB)
5.00%, 07/01/49 (c) 1,000 1,019,879
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
5.00%, 03/15/49 (c) 500 510,699
5.25%, 03/15/52 (c) 800 831,472
New York State Dormitory Authority, Sales Tax Revenue, Series A (RB)
4.00%, 03/15/47 (c) 790 712,510
4.00%, 03/15/47 (c) 10 10,085
New York State Dormitory Authority, Sales Tax, Series E (RB)
5.00%, 03/15/48 (c) 500 507,496
New York State Dormitory Authority, Series A (GO)
5.00%, 08/01/46 (c) 2,000 2,089,437
New York State Dormitory Authority, St. John's University, Series A (RB)
4.00%, 07/01/48 (c) 525 459,760
4.00%, 07/01/48 (c) 25 26,108
New York State Dormitory Authority, State Sales Tax, Series A (RB)
4.00%, 03/15/49 (c) 1,000 909,853
5.00%, 03/15/45 (c) 1,000 1,015,335
5.00%, 03/15/49 (c) 1,000 1,029,481
New York State Dormitory Authority, White Plains Hospital (RB) (AG)
5.50%, 10/01/54 (c) 2,250 2,348,977
New York State Mortgage Agency, Homeowner Mortgage (RB)
4.90%, 10/01/53 (c) 1,310 1,267,809
New York State Mortgage Agency, Homeowner Mortgage (RB) (SBG)
2.55%, 04/01/50 (c) 330 228,987
New York State Power Authority, Series A (RB)
4.00%, 11/15/50 (c) 500 454,269
New York State Thruway Authority, Junior Indebtedness, Series B (RB)
4.00%, 01/01/45 (c) 1,440 1,334,709
New York State Thruway Authority, Personal Income Tax, Series A (RB)
4.00%, 03/15/55 (c) 500 436,744
New York State Thruway Authority, Series P (RB)
5.25%, 01/01/54 (c) 1,000 1,036,366
New York State Urban Development Corp., Personal Income Tax, Series A (RB)
4.00%, 03/15/53 (c) 1,000 873,357
5.00%, 03/15/63 (c) 2,000 2,028,063
New York State Urban Development Corp., Personal Income Tax, Series C (RB)
3.00%, 03/15/48 (c) 550 404,908

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
5.00%, 03/15/47 (c) $ 2,000 $ 2,061,213
New York State Urban Development Corp., Personal Income Tax, Series E (RB)
3.00%, 03/15/49 (c) 1,735 1,264,699
New York State Urban Development Corp., State Sales Tax, Series A (RB)
3.00%, 03/15/50 (c) 1,000 717,566
New York State, Dormitory Authority, Personal Income Tax, Series D (RB)
5.00%, 02/15/48 (c) 820 838,019
Onondaga Civic Development Corp., Syracuse University Project (RB)
5.50%, 12/01/56 (c) 3,000 3,217,653
Triborough Bridge and Tunnel Authority Sales Tax, Series A (RB)
4.25%, 05/15/58 (c) 1,000 917,687
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series A (RB)
5.00%, 11/15/44 (c) 750 801,404
5.25%, 12/01/47 (c) 1,000 1,060,583
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series B (RB)
5.00%, 05/15/56 (c) 500 504,002
5.25%, 11/15/53 (c) 750 779,741
5.25%, 05/15/54 (c) 2,000 2,069,858
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series C (RB)
4.00%, 05/15/51 (c) 750 675,247
5.00%, 05/15/51 (c) 1,000 1,028,094
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series D (RB)
4.50%, 05/15/47 (c) 500 500,109
Triborough Bridge and Tunnel Authority, Series A (RB)
5.00%, 11/15/49 (c) 1,000 1,025,185
5.00%, 11/15/51 (c) 500 509,397
5.25%, 12/01/54 (c) 1,000 1,037,064
5.50%, 12/01/59 (c) 1,500 1,583,087
Triborough Bridge and Tunnel Authority, Subseries A-1 (RB)
5.50%, 11/15/56 (c) 1,000 1,068,413
135,633,528
North Carolina : 1.0%
North Carolina Housing Finance Agency, Home Ownership, Series A (RB)
4.38%, 07/01/44 (c) 990 978,566
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Deerfield Episcopal
Retirement Community Project, Series A (RB)
5.25%, 11/01/46 (c) 750 770,389
North Carolina Turnpike Authority, Triangle Expressway System (RB)
5.00%, 01/01/44 (c) 500 509,008
North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB) (AG)
5.00%, 01/01/58 (c) 3,350 3,394,494
Town of Holly Springs NC (RB)
5.00%, 11/01/55 (c) 1,000 1,035,494
6,687,951
North Dakota : 0.3%
City of Grand Forks, Altru Health System, Series A (RB) (AG)
5.00%, 12/01/53 (c) 1,000 1,002,460
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB)
4.70%, 07/01/47 (c) 1,000 988,953
1,991,413
Ohio : 2.5%
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
4.00%, 06/01/48 (c) 1,000 857,510
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.25%, 02/15/47 (c) 500 500,406
5.50%, 02/15/57 (c) 500 500,263
County of Franklin, Hospital Facilities (RB)
4.12%, 05/15/45 (c) 250 235,188

Par
(000’s) Value
Ohio (continued)
County of Franklin, Hospital Facilities, Series A (RB) (XLCA)
4.00%, 05/15/47 (c) $ 250 $ 223,416
County of Franklin, Nationwide Children's Hospital Project, Series A (RB)
5.00%, 11/01/48 1,000 1,056,657
County of Hamilton, Ohio Healthcare Improvement, Life Enriching Communities Project (RB)
5.00%, 01/01/46 (c) 250 247,663
Ohio State University, Series A (RB)
3.00%, 12/01/44 (c) 4,000 3,138,661
4.00%, 12/01/48 (c) 1,000 919,646
Ohio Water Development Authority Water Pollution Control Loan Fund (RB)
5.00%, 12/01/44 (c) 750 800,693
Ohio Water Development Authority, Drinking Water Assistance, Series A (RB)
5.00%, 12/01/43 (c) 500 536,939
5.25%, 12/01/45 (c) 1,500 1,633,745
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project, Series B
(RB)
5.00%, 12/01/53 (c) 500 496,845
Springboro Community City School District, Counties of Warren and Montgomery, Ohio (GO) (BAM)
5.00%, 12/01/56 (c) 1,000 1,020,114
State of Ohio, Higher Education, Series A (GO)
5.00%, 05/01/45 (c) 3,000 3,173,724
University of Cincinnati, Series A (RB)
5.25%, 06/01/49 (c) 1,500 1,565,560
16,907,030
Oklahoma : 1.0%
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation, Series A (RB)
5.25%, 07/01/56 (c) 1,000 1,051,690
Oklahoma Housing Finance Agency, Single Family Mortgage, Series B (RB)
4.88%, 09/01/45 (c) 1,000 1,015,087
Oklahoma Municipal Power Authority, Power Supply System, Series A (RB) (AG)
5.25%, 01/01/51 (c) 1,000 1,057,414
Oklahoma Turnpike Authority, Series A (RB)
4.00%, 01/01/48 (c) 700 644,159
5.50%, 01/01/54 (c) 750 804,174
Oklahoma Water Resources Board State Loan Program, Series C (RB)
4.50%, 10/01/55 (c) 750 727,004
Oklahoma Water Resources Board, Series C (RB)
4.00%, 10/01/49 (c) 750 678,842
University of Oklahoma, Series A (RB) (BAM)
5.00%, 07/01/49 (c) 835 859,965
6,838,335
Oregon : 1.0%
Oregon Health and Science University, Series A (RB)
4.00%, 07/01/51 (c) 1,000 870,067
State of Oregon, Interstate 5 Bridge Replacement Project, Series E (GO)
5.00%, 05/15/50 (c) 1,000 1,021,630
State of Oregon, Series A (GO)
5.25%, 05/01/45 (c) 1,000 1,085,089
5.25%, 05/01/50 (c) 1,000 1,056,767
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax, Series A (RB)
4.00%, 09/01/49 (c) 1,000 936,495
Tri-County Metropolitan Transportation District of Oregon, Series A (RB)
3.00%, 09/01/44 (c) 935 755,292
University of Oregon, Series A (RB)
5.00%, 04/01/50 (c) 1,000 1,028,949
6,754,289

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania : 3.2%
Allegheny County Sanitary Authority (RB)
5.00%, 12/01/45 (c) $ 1,000 $ 1,052,673
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB)
4.00%, 09/01/50 (c) 645 556,162
City of Philadelphia, Pennsylvania Gas Works (RB)
5.00%, 08/01/47 (c) 805 809,337
City of Philadelphia, Pennsylvania Water & Wastewater, Series A (RB)
5.00%, 10/01/47 (c) 500 503,200
5.00%, 10/01/52 (c) 500 501,881
City of Philadelphia, Pennsylvania Water & Wastewater, Series C (RB) (AG)
5.25%, 09/01/49 (c) 500 525,086
5.25%, 09/01/54 (c) 500 518,593
Commonwealth of Pennsylvania, Series A (CP) (FHA)
4.00%, 07/01/46 (c) 1,170 1,071,537
Geisinger Authority, Health System, Series A (RB)
5.00%, 04/01/50 (c) 2,750 2,763,681
Lancaster County, Hospital Authority, Penn State Health (RB)
5.00%, 11/01/51 (c) 1,000 1,003,413
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project, Series
B-2 (RB)
5.25%, 07/01/46 (c) 1,000 1,020,251
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series B-1 (RB) (AG)
4.25%, 11/01/48 (c) 1,000 928,234
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A (RB)
4.75%, 04/01/53 (c) 1,000 981,511
4.80%, 10/01/51 (c) 1,000 964,334
Pennsylvania State University (RB)
5.25%, 09/01/53 (c) 1,000 1,039,499
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series A (RB) (AG)
5.00%, 12/01/48 (c) 290 294,202
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series A (RB) (BAM)
3.00%, 12/01/51 (c) 1,000 711,242
4.00%, 12/01/51 (c) 1,000 885,208
Pennsylvania Turnpike Commission, Series A (RB) (AG)
4.00%, 12/01/49 (c) 1,045 940,772
Pennsylvania Turnpike Commission, Series A-1 (RB)
5.00%, 12/01/47 (c) 900 907,534
Pennsylvania Turnpike Commission, Series B (RB)
4.00%, 12/01/46 (c) 1,250 1,152,268
5.00%, 12/01/45 (c) 800 828,507
Philadelphia Authority for Industrial Development, Children’s Hospital, Series A (RB)
5.50%, 07/01/53 (c) 500 532,013
Upper Merion Area School District, Series A (GO) (SAW)
4.00%, 01/15/46 (c) 1,105 1,030,286
21,521,424
Rhode Island : 0.2%
Providence Public Building Authority, Capital Improvement Program, Series A (RB) (AG)
5.25%, 09/15/44 (c) 750 789,310
Rhode Island Health and Educational Building Corp. (RB) (AG)
5.62%, 07/01/65 (c) 600 600,827
1,390,137
South Carolina : 1.2%
South Carolina Jobs-Economic Development Authority, Mercy Health, Series A (RB)
4.00%, 12/01/44 (c) 855 778,159
South Carolina Jobs-Economic Development Authority, Novant Health, Series A (RB)
4.25%, 11/01/47 (c) 750 700,873
4.50%, 11/01/54 (c) 500 474,647

Par
(000’s) Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Prisma Health, Series A (RB)
5.00%, 05/01/48 (c) $ 1,000 $ 1,004,115
South Carolina Public Service Authority, Santee Cooper, Series A (RB)
4.00%, 12/01/52 (c) 500 432,766
5.25%, 12/01/49 (c) 1,000 1,041,726
South Carolina Public Service Authority, Series A (RB) (AG)
5.00%, 12/01/55 (c) 2,000 2,033,912
South Carolina Public Service Authority, Series E (RB)
5.25%, 12/01/55 (c) 1,000 989,357
University of South Carolina, Campus Village Project, Series A (RB)
5.00%, 05/01/46 (c) 820 854,854
8,310,409
South Dakota : 0.7%
South Dakota Conservancy District, Series B (RB)
5.00%, 08/01/56 (c) 2,500 2,594,759
South Dakota Housing Development Authority Homeownership Mortgage, Series A (RB)
4.65%, 11/01/46 (c) 1,000 988,458
South Dakota Housing Development Authority, Homeownership Mortgage, Series C (RB)
6.25%, 11/01/55 (c) 950 1,045,344
4,628,561
Tennessee : 0.5%
Chattanooga Health Educational & Housing Facility Board (RB)
5.25%, 12/01/49 (c) 1,000 1,027,158
Sports Authority of the Metropolitan Government of Nashville and Davidson County, Stadium Project,
Series A (RB) (AG)
5.25%, 07/01/56 (c) 1,000 1,029,983
Tennessee Housing Development Agency, Residential Finance Program (RB)
2.95%, 07/01/49 (c) 335 248,004
Tennessee Housing Development Agency, Residential Finance Program, Series A (RB)
5.40%, 07/01/53 (c) 1,000 1,016,248
3,321,393
Texas : 12.1%
Arlington Higher Education Finance Corp., Harmony Public Schools, Series A (RB)
3.00%, 02/15/46 (c) 1,000 752,115
Arlington Higher Education Finance Corp., Lifeschool of Dallas (RB)
4.12%, 08/15/49 (c) 1,000 909,059
Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc. (RB)
4.00%, 08/15/44 (c) 675 626,798
Arlington Texas, Higher Education Finance Corp., Riverwalk Education Foundation, Inc. (RB)
4.50%, 08/15/55 (c) 1,000 955,950
Austin Independent School District, Unlimited Tax School Building (GO)
4.00%, 08/01/44 (c) 750 711,714
4.00%, 08/01/48 (c) 1,000 898,218
Board of Regents of the University of Texas System, Financing System, Series A (RB)
4.00%, 08/15/44 (c) 1,000 953,348
Central Texas Regional Mobility Authority, Senior Lien, Series E (RB)
5.00%, 01/01/45 (c) 750 765,554
City of Austin TX Water & Wastewater System Revenue (RB)
5.00%, 11/15/55 (c) 1,000 1,024,353
City of Austin, Texas Electricity Utility System, Series A (RB)
5.00%, 11/15/49 (c) 1,375 1,393,738
City of Austin, Texas Electricity Utility System, Series B (GO)
5.00%, 09/01/44 (c) 1,000 1,061,254
City of Corpus Christi, Texas Utility System (RB)
5.00%, 07/15/49 (c) 1,000 1,014,701
City of Corpus Christi, Texas Utility System (RB) (AG)
5.00%, 07/15/45 (c) 1,000 1,035,081

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
City of El Paso, Texas Combination Tax (GO)
4.00%, 08/15/45 (c) $ 950 $ 869,683
City of Houston, Texas, Convention & Entertainment Facilities Department, Series C (RB) (AG)
0.00%, 09/01/49 (c) ^ 5,000 1,550,271
5.25%, 09/01/51 (c) 1,200 1,251,168
5.50%, 09/01/58 (c) 4,490 4,762,488
City of Lubbock, Texas Electric Light & Power System (RB)
4.00%, 04/15/46 (c) 650 581,518
City of Royse, Independent School District (GO)
5.00%, 02/15/48 (c) 950 976,741
City of San Antonio, Texas Electric & Gas Systems (RB)
5.00%, 02/01/44 (c) 500 519,705
City of San Antonio, Texas Electric & Gas Systems, Series D (RB)
5.25%, 02/01/54 (c) 2,000 2,083,513
City of Seguin, Texas Combination Tax and Limited Pledge (GO)
5.25%, 09/01/58 (c) 1,000 1,036,697
Clifton Higher Education Finance Corp. (RB)
4.00%, 08/15/44 (c) 1,000 942,614
Conroe Independent School District, Unlimited Tax School (GO)
4.25%, 02/15/50 (c) 750 709,947
5.00%, 02/15/49 (c) 1,000 1,033,785
Crowley Independent School District (GO)
5.00%, 02/01/49 (c) 1,000 1,028,662
Dallas Fort Worth International Airport (RB)
5.25%, 11/01/50 (c) 1,500 1,567,481
Dallas Fort Worth International Airport, Series B (RB)
4.00%, 11/01/45 (c) 1,000 935,026
Dallas Independent School District, Unlimited Tax School Building (GO)
4.00%, 02/15/53 (c) 1,000 889,926
4.00%, 02/15/54 (c) 1,500 1,327,160
5.00%, 02/15/49 (c) 1,000 1,029,347
Denton Independent School District, Unlimited Tax School Building (GO)
5.00%, 08/15/48 (c) 1,000 1,032,798
East Montgomery County, Improvement District Sales Tax (RB) (AG)
5.25%, 08/15/49 (c) 750 781,460
El Paso Independent School District, Unlimited Tax School Building (GO)
4.00%, 08/15/48 (c) 795 732,363
Ford Bens County, Unlimited Tax Road (GO)
5.25%, 03/01/53 (c) 1,000 1,043,276
Grand Parkway Transportation Corp. System, First Tier Toll, Series C (RB)
4.00%, 10/01/49 (c) 770 674,223
Grand Parkway Transportation Corp. System, Subordinate Tier Toll, Series A (RB)
5.00%, 10/01/48 (c) 640 647,577
Harris County, Cultural Education Facilities Finance Corp., Houston Methodist Hospital (RB)
4.00%, 12/01/45 (c) 590 535,685
Harris County, Cultural Education Facilities Finance Corp., Texas Children's Hospital, Series A (RB)
4.00%, 10/01/47 (c) 1,000 904,491
Harris County, Flood Control District, Series A (GO)
4.00%, 10/01/45 (c) 500 458,435
Harris County, Texas Toll Road, Series A (RB)
4.00%, 08/15/48 (c) 1,000 876,590
Joshua Independent School District (GO)
4.00%, 08/15/49 (c) 750 678,474
Katy Independent School District (GO)
4.75%, 02/15/55 (c) 1,000 991,282
5.25%, 02/15/54 (c) 1,000 1,050,128
Keller Independent School District (GO)
4.00%, 02/15/47 (c) 1,000 920,472

Par
(000’s) Value
Texas (continued)
Lamar Consolidated Independent School District (GO) (AG)
5.50%, 02/15/58 (c) $ 2,000 $ 2,093,056
Liberty Hill Independent School District (GO)
5.00%, 02/01/54 (c) 1,885 1,925,832
Lower Colorado River Authority (RB)
5.25%, 05/15/44 (c) 1,000 1,076,509
Lower Colorado River Authority Transmission, LCRA Transmission Services Corp. Project, Series A (RB)
5.25%, 05/15/50 (c) 500 521,357
Mesquite Independent School District (GO)
5.00%, 08/15/45 (c) 1,675 1,778,971
North Texas Tollway Authority System, Second Tier (RB)
4.25%, 01/01/49 (c) 750 677,704
Northwest Independent School District, Unlimited Tax School Building (GO)
4.00%, 02/15/47 (c) 1,000 926,178
Pflugerville Independent School District, Unlimited Tax School Building, Series A (GO)
5.00%, 02/15/48 (c) 1,000 1,013,612
Rockwall Independent School District (GO)
4.00%, 02/15/53 (c) 1,000 884,537
San Jacinto College District, Series A (GO)
5.00%, 02/15/44 (c) 900 918,152
State of Texas (GO)
5.00%, 10/01/44 (c) 1,250 1,334,750
State of Texas, Department of Housing & Community Affairs, Residential Mortgage, Series A (RB)
5.25%, 01/01/53 (c) 1,000 1,012,559
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center (RB)
5.25%, 12/01/49 (c) 1,000 1,041,349
Texarkana Independent School District, Unlimited Tax (GO)
4.00%, 02/15/53 (c) 1,000 884,537
Texas City, Independent School District, Unlimited Tax (GO)
4.00%, 08/15/53 (c) 1,015 892,958
Texas City, Independent School District, Unlimited Tax (RB)
5.00%, 10/15/53 (c) 1,000 1,025,048
Texas Department of Housing and Community Affairs, Residential Mortgage, Series B (RB)
5.25%, 07/01/53 (c) 1,000 1,012,747
Texas Transportation Finance Corp. (RB)
5.00%, 10/01/45 (c) 2,000 2,115,432
5.50%, 10/01/55 (c) 3,000 3,203,435
Texas Water Development Board (RB)
4.00%, 10/15/45 (c) 500 464,729
4.75%, 10/15/55 (c) 2,520 2,472,368
4.80%, 10/15/52 (c) 1,000 997,607
5.00%, 10/15/44 (c) 1,000 1,061,731
Texas Water Development Board, Series A (RB)
4.00%, 10/15/49 (c) 990 885,412
Tomball Independent School District, Unlimited Tax (GO)
4.00%, 02/15/45 (c) 1,000 949,220
University of Houston, Series A (RB)
5.00%, 02/15/56 (c) 500 507,372
Via Metropolitan Transit Advanced Transportation District, Sales Tax (RB)
5.00%, 08/01/49 (c) 1,000 1,034,782
Waller Independent School District, Series A (GO)
4.00%, 02/15/48 (c) 500 459,128
Waxahachie Independent School District (GO)
4.00%, 02/15/49 (c) 750 687,155
Weslaco Independent School District (GO)
4.12%, 02/15/49 (c) 1,470 1,366,577

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Ysleta Independent School District (GO)
5.00%, 08/15/56 (c) $ 500 $ 504,937
82,254,610
Utah : 0.8%
Downtown Revitalization Public Infrastructure District, Series B (RB) (AG)
5.50%, 06/01/55 (c) 250 264,119
Timpanogos Special Service District (RB)
5.00%, 06/01/54 (c) 2,030 2,071,699
University of Utah, Board of Higher Education, Series A (RB)
4.00%, 08/01/51 (c) 1,000 887,399
5.00%, 08/01/46 (c) 1,160 1,202,556
Utah County, IHC Health Services, Inc., Series B (RB)
3.00%, 05/15/47 (c) 210 160,283
Utah Transit Authority (RB)
5.00%, 12/15/44 (c) 1,000 1,069,861
5,655,917
Virginia : 0.9%
County of Fairfax, Industrial Development Authority, Inova Health System Project (RB)
5.00%, 05/15/51 (c) 1,000 1,030,018
County of Fairfax, Industrial Development Authority, Inova Health System Project, Series A (RB)
4.00%, 05/15/48 (c) 1,000 909,084
Hampton Roads Transportation Accountability Commission, Series A (RB)
4.00%, 07/01/57 (c) 600 536,876
5.00%, 07/01/50 (c) 625 637,975
5.00%, 07/01/60 (c) 500 506,808
Virginia Housing Development Authority, Series K (RB)
2.55%, 12/01/46 (c) 1,000 690,287
Virginia Small Business Financing Authority, Series A (RB)
4.00%, 01/01/45 (c) 500 463,107
5.50%, 12/01/54 (c) 500 512,249
Williamsburg Economic Development Authority, Virginia Student Housing, William and Mary Project,
Series A (RB) (AG)
4.38%, 07/01/63 (c) 1,000 939,214
6,225,618
Washington : 1.7%
City of Seattle, City Light Department, Series A (RB)
4.00%, 07/01/51 (c) 250 226,878
City of Seattle, Washington Municipal Light and Power (RB)
5.25%, 02/01/55 (c) 500 523,660
City of Seattle, Washington Municipal Light and Power, Series A (RB)
4.00%, 05/01/45 (c) 1,000 917,865
5.00%, 03/01/53 (c) 1,000 1,022,266
King County, Public Hospital District No. 2, Evergreen Health, Series A (GO)
4.00%, 12/01/45 (c) 650 589,703
State of Washington (GO)
5.00%, 02/01/48 (c) 1,705 1,758,874
5.00%, 02/01/48 (c) 2,635 2,729,101
Washington State Housing Finance Commission, Blakeley and Laurel Village, Series A (RB) (BAM)
5.25%, 07/01/55 (c) 3,500 3,529,181
Washington State Housing Finance Commission, Radford Court and Nordheim Court Portfolio (RB)
5.00%, 07/01/54 (c) 500 458,526
11,756,054
West Virginia : 0.2%
West Virginia Hospital Finance Authority, University Health System, Series A (RB)
4.38%, 06/01/53 (c) 1,000 919,750
West Virginia Parkways Authority, Turnpike Toll (RB)
5.00%, 06/01/47 (c) 620 637,804
1,557,554

FootnoteRuleAboveBlank
Footnotes:
*   See Schedule of Investments for geographic sectors.
Par
(000’s) Value
Wisconsin : 0.9%
Public Finance Authority, Pooled Charter School (RB)
5.75%, 07/01/62 (c) $ 920 $ 945,449
University of Wisconsin Hospitals and Clinics Authority, Series B (RB)
5.00%, 04/01/49 (c) 500 506,563
Wisconsin Health and Educational Facilities Authority, Children's Hospital, Inc. (RB)
4.00%, 08/15/47 (c) 1,645 1,453,607
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A
(RB)
5.00%, 02/15/46 (c) 250 245,465
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A
(RB) (BAM)
4.50%, 02/15/54 (c) 1,000 931,301
Wisconsin Housing and Economic Development Authority, Home Ownership, Series C (RB)
4.50%, 09/01/44 (c) 1,000 988,061
4.75%, 03/01/51 (c) 1,000 982,990
6,053,436
Total Municipal Bonds:
(Cost: $692,020,393) 667,981,395
Other assets less liabilities: 1.5% 9,994,655
NET ASSETS: 100.0% $ 677,976,050
Definitions:
AG Assured Guaranty, Inc.
BAM Build America Assurance Co.
CP Certificate of Participation
FHA Federal Housing Association
GO General Obligation
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
XLCA Syncora Guarantee, Inc.
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
^ Zero Coupon Bond
The summary of inputs used to value the Fund's investments as of July 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Municipal Bonds
 *
$ — $ 667,981,395 $ — $ 667,981,395